Consolidated Balance Sheets (Parenthetical) In Millions, except Per Share data, unless otherwise specified	Sep. 27, 2014 USD ($)	Sep. 27, 2014 EUR (€)	Jun. 28, 2014 USD ($)	Jun. 28, 2014 EUR (€)
Shareholders' Equity
Preferred shares, issued	0	0	0	0
Preferred shares outstanding	0	0	0	0
Ordinary shares issued	133.9	133.9	133.8	133.8
Ordinary shares, outstanding	133.9	133.9	133.8	133.8
Preferred shares, par value	$ 0.0001		$ 0.0001
Preferred shares, authorized	10.0	10.0	10.0	10.0
Ordinary shares, par value		€ 0.0010		€ 0.0010
Ordinary shares, authorized	10,000.0	10,000.0	10,000.0	10,000.0
Allowance for Doubtful Accounts Receivable	$ 2.6		$ 2.7
Commitments and Contingencies	$ 0		$ 0